Related Party Transactions	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions

Note 12 – Related Party Transactions

The Company executed a sublease agreement with an affiliate for office space for a one year term. The sublease commenced on August 1, 2016 at a rate of $300 per month.

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Related Party Transactions

Note 8 — Related Party Transactions

The Company executed a sublease agreement with an affiliate for office space for a one year term. The sublease commenced on August 1, 2016 at a rate of $300 per month.

Certain expenses of the Company were paid by the sole shareholder and recorded as a shareholder loan of $1,680. The shareholder loan was repaid in full prior to December 31, 2016.